DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
Profit Sharing and Savings Plan
DESCRIPTION OF THE PLAN
DESCRIPTION OF THE PLAN

NOTE 2. DESCRIPTION OF THE PLAN

General

The following description of the Plan is provided for general information only.  Participants should refer to the plan agreement for a complete description of the Plan’s provisions.

The Plan is a defined contribution pension plan providing retirement benefits to substantially all U.S. employees of the Company who have attained age 21.  The Plan is sponsored by the Company and is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).  Please refer to the Plan agreement for complete information.

Trust Services

The trustee function of the Plan is performed by Fidelity Management Trust Company (“Fidelity” or the “Trustee”).  As of December 31, 2025 and 2024, the Plan investments were held by the Trustee, in various funds.  The Trustee has authority for the purchase and sale of investments and makes payments from the Plan based on participant direction, subject to certain restrictions as specified in the trust agreement, the Plan document, and ERISA.

Contributions

Participants may contribute up to 100% of their annual eligible compensation, as defined in the Plan document, to the Plan up to $23.5 thousand and $23.0 thousand for the year ended December 31, 2025 and 2024, respectively.  Participants 50 years of age or older may contribute up to $31.0 thousand and $30.5 thousand of their annual eligible compensation, as defined in the Plan document, to the Plan for the year ended December 31, 2025 and 2024, respectively, while participants 60 to 63 years of age may contribute up to $34.8 thousand of their annual eligible compensation, as defined in the Plan document, to the Plan for the year ended December 31, 2025.  Eligible team members are automatically enrolled in the Plan at a contribution rate of 2% of their annual eligible compensation.  Eligible team members may choose not to participate by declaring their intentions to do so prior to their initial enrollment date.

Eligible participants may make permitted voluntary rollover contributions to the Plan, subject to Plan requirements.

The Plan provides for a Company match of 100% of the first 2% of each participant’s voluntary contribution and 25% of the next 4% of each participant’s voluntary contribution, funded in conjunction with the employee contribution.  Additionally, the Company may make discretionary profit-sharing contributions to the Plan annually, as determined by its Board of Directors, up to a maximum aggregate Company contribution of 25% of the participants’ annual eligible compensation.  Participants are eligible for these discretionary contributions after at least 1,000 hours of service in a 12-consecutive month period of employment and generally must be employed on the last day of the Plan year.  During the years ended December 31, 2025 and 2024, the Company did not make any discretionary contributions to the Plan.  Participants can elect to allocate their contributions, as well as the employer contributions, to various equity, bond, fixed income or target date funds, O’Reilly Automotive, Inc. common stock, or a combination thereof.

Vesting

Participants are immediately vested in all voluntary contributions and actual earnings on these contributions.  Employer contributions, and earnings on employer contributions, vest based on years of service with the Company at a rate of 33% per year from years two through four and are 100% vested after four years of service.  In addition, upon a participant’s death or disability, as defined in the Plan document, all employer contributions, and earnings on employer contributions, become 100% vested.

Participant Accounts

Each participant’s account is credited with the participant’s contribution and actual earnings and with an allocation of the Company’s contribution and actual Plan earnings.  Allocations of Company matching contributions are based on participant contributions and allocation of Company discretionary contributions are based on participant compensation.  Allocations of Plan earnings are based on participants’ account balances.  The non-vested portions of terminated participants’ account balances are transferred to a Plan controlled forfeiture account.  Each participant account is also charged with an allocation of administrative fees and investment fees.

Forfeiture Account

The Plan controlled forfeiture account, which is funded from the non-vested portions of terminated participants’ account balances, serves to reduce employer contributions or, if so directed by the Company, pay administrative expenses.  During the year ended December 31, 2025 and 2024, $5.7 million and $7.9 million, respectively, in forfeitures were used to reduce employer contributions.  During the years ended December 31, 2025 and 2024, no forfeitures were used to pay Plan related administrative expenses.  At December 31, 2025 and 2024, the Plan retained $0.3 million and $0.6 million, respectively, in forfeitures.

Participant Loans

Participants are entitled to borrow from the Plan up to the lesser of $50 thousand or 50% of their vested account balance at a rate equal to one percentage point above the prime interest rate in effect, as reported in The Wall Street Journal, on the last business day of the month prior to the date the loan is made.  Funds borrowed from the plan as well as the applicable interest are repaid by payroll deductions over a period no longer than 15 years and are secured by the participant’s vested account balance.

Payment of Benefits

Upon termination of service, death, disability, or retirement, a participant may elect to receive a partial or lump-sum payment in an amount equal to the value of the participant’s vested account balance.  Participants may also elect to rollover their vested account balance into a different tax-qualified retirement plan or individual retirement account upon termination of service.

Plan Termination

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA.  In the event of plan termination, participants will become 100% vested in their account balances.